Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	¥ 77,341	¥ 41,476	¥ 32,000
Interim dividends [member]
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	37,076	23,866	16,000
Final dividends [member]
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	¥ 40,265	¥ 17,610	¥ 16,000